Note 1 - Description of Plan 2 (Details Textual) - EBP 95-3520374 001 [Member] - Maximum [Member]	12 Months Ended
Dec. 31, 2025
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Note Receivable from Participant, Term (Year)	5 years
Investment, Identifier [Axis]: ParticipantLoansPrincipalResidenceMember
EBP, Note Receivable from Participant, Term (Year)	20 years